Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,
	2014	2015
Office building	$44,750	$58,457
Plant and machinery	12,847	12,307
Software application	8,279	8,063
Furniture, fixtures and equipment	4,621	4,351
Leasehold improvements	4,267	4,087
Motor vehicles	915	863

	75,679	88,128
Less: accumulated depreciation	(27,086)	(29,469)
Impairment of long-lived assets	(30)	(28)
Construction in progress	95,098	147,302

Property, plant and equipment, net	$143,661	$205,933